RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Trade payables (Note 16)	Rp 2,242	Rp 2,489
Total trade payables	Rp 2,242	Rp 2,489
% of total liabilities	1.91%	2.79%
Ministry of Finance
Transactions with related parties
Trade payables (Note 16)	Rp 5	Rp 2
% of total liabilities	0.00%	0.00%
Entities under common control
Transactions with related parties
Trade payables (Note 16)	Rp 1,698	Rp 1,912
% of total liabilities	1.45%	2.15%
MoCI
Transactions with related parties
Trade payables (Note 16)	Rp 1,374	Rp 1,477
% of total liabilities	1.17%	1.66%
Indosat
Transactions with related parties
Trade payables (Note 16)	Rp 68	Rp 122
% of total liabilities	0.06%	0.14%
Others
Transactions with related parties
Trade payables (Note 16)	Rp 256	Rp 313
% of total liabilities	0.22%	0.35%
Other related entities
Transactions with related parties
Trade payables (Note 16)	Rp 462	Rp 538
% of total liabilities	0.39%	0.60%
Kopegtel
Transactions with related parties
Trade payables (Note 16)	Rp 269	Rp 279
% of total liabilities	0.23%	0.31%
Others
Transactions with related parties
Trade payables (Note 16)	Rp 193	Rp 259
% of total liabilities	0.16%	0.29%
Associated companies
Transactions with related parties
Trade payables (Note 16)	Rp 77	Rp 37
% of total liabilities	0.07%	0.04%